FT Vest Emerging Markets Buffer ETF - June Annual Fund Operating Expenses - FT Vest Emerging Markets Buffer ETF - June - FT Vest Emerging Markets Buffer ETF - June	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%